[TYPE]

                          Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:              03/31/2000

Check here if Amendment            [   ]   ;      Amendment Number:    [  ]
       This Amendment (Check only one.):      [   ]   is a restatement.
                                              [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               TM Capital Management, Inc.
Address:            303 South Broadway
                    Suite 470
                    Tarrytown, New York 10591

Form 13F File Number: 028-07166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Patricia B. Fallon
Title:              Treasurer
Phone:              (914) 366 - 4729

Signature, Place, and Date of Signing:

        /s/ Patricia B. Fallon     Tarrytown, New York       5/09/2000
        -------------------------------------------------------------------
        [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]              13F NOTICE.  (Check here if no holdings reported are in
                    this report, and all holdings are reported by other reporting manager(s).)

[    ]              13F COMBINATION REPORT.  (Check here if a portion of the
                    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                          13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           11

Form 13F Information Table Value Total:                       361,423
                                                            [thousands]

List of Other Included Managers:               None

FORM 13F INFORMATION TABLE
                    TITLE
                    OF             VALUE       SHARES/      SH/     PUT/INVSTMT  OTHER  VOTING AUTHORITY
NAME OF ISSUER      CLASS CUSIP    (X$1000)    PRN AMT      PRN     CALLDSCRETN  MGRS   SOLE     SHARED   NONE
CG Columbia Energy  COM   197648108       45919       775000SH          SOLE              500,000        0        0
CIN Cinergy         COM   172474108       16233       755000SH          SOLE              600,000        0        0
CMS CMS Energy      COM   125896100       51203      2825000SH          SOLE              250,000        0        0
EIX Edison Internat COM   281020107        6956       420000SH          SOLE
FPL Florida P&L     COM   341109106       20268       440000SH          SOLE              500,000        0        0
GPU Gen Public Util COM   36225X100       38325      1400000SH          SOLE            3,390,000        0        0
KLT Kan City P&L    COM   485134100         725        25000SH          SOLE              990,000        0        0
NEG Energy East CorpCOM   29266M109        5944       300000SH          SOLE
NMK Niagra Mohawk   COM   653520106       33750      2500000SH          SOLE            2,500,000        0        0
NU Northeast Util   COM   664397106      126313      5875000SH          SOLE            5,532,800        0        0
UNS Unisource       COM   909205106       15789      1075000SH          SOLE            1,300,000        0        0

Grand Total                              361423
